Discontinued Operations - Revenue and Components of Discontinued Operations (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total loss from discontinued operations, net of tax			$ (199)	$ (2,353)	$ (23,387)
Tax Lien Business | Propel | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			0	4,950	31,605
Salaries and employee benefits			0	(3,074)	(8,053)
Other operating expenses			0	(1,366)	(4,972)
General and administrative expenses			0	(1,551)	(5,470)
Depreciation and amortization			0	(127)	(785)
Impairment charge for goodwill and identifiable intangible assets			0	0	(49,277)
Loss from discontinued operations, before income taxes			0	(1,168)	(36,952)
Loss on sale of discontinued operations, before income taxes	$ (3,000)	$ (2,000)	(322)	(1,679)	0
Total loss on discontinued operations, before income taxes			(322)	(2,847)	(36,952)
Income tax benefit			123	494	13,565
Total loss from discontinued operations, net of tax			$ (199)	$ (2,353)	$ (23,387)